Investments in Trading Securities (Details) - USD ($)	1 Months Ended		6 Months Ended
	Aug. 31, 2025	Apr. 30, 2025	Jan. 31, 2026	Jan. 31, 2025	Jul. 31, 2025
Investments in Trading Securities [Line Items]
Ordinary shares fair value (in Dollars)			$ 31,902		$ 116,557
Ordinary shares		314,000
Fair value of investments (in Dollars)			$ (84,654)	$ (1,138,564)
Board of Directors Chairman [Member]
Investments in Trading Securities [Line Items]
Stock split		ratio of 1-for-25
Ordinary Shares [Member]
Investments in Trading Securities [Line Items]
Ordinary shares fair value (in Dollars)
Ordinary shares			9,000,000	212,222
Ordinary Shares [Member] | Trading Securities [Member]
Investments in Trading Securities [Line Items]
Number of ordinary shares			7,850,000
Ordinary shares	314,000
Ordinary shares	12,560
Number of fair value of ordinary shares			12,560
Ordinary Shares [Member] | Trading Securities [Member] | Board of Directors Chairman [Member]
Investments in Trading Securities [Line Items]
Ordinary shares		7,850,000
Minimum [Member] | Ordinary Shares [Member]
Investments in Trading Securities [Line Items]
Ordinary shares fair value (in Dollars)
Maximum [Member] | Ordinary Shares [Member]
Investments in Trading Securities [Line Items]
Ordinary share fair value (in Dollars)			$ 31,902